--------------------------------------------------------------------------------

DIRECTORS                                               OFFICERS
Barton M. Biggs                                         James W. Grisham
CHAIRMAN OF THE BOARD                                   VICE PRESIDENT
Chairman and Director, Morgan Stanley Asset Management  Harold J. Schaaff, Jr.
Inc. and Morgan Stanley                                 VICE PRESIDENT
Asset Management Limited; Managing                      Joseph P. Stadler
Director, Morgan Stanley & Co. Incorporated             VICE PRESIDENT
Michael F. Klein                                        Valerie Y. Lewis
DIRECTOR AND PRESIDENT                                  SECRETARY
Principal, Morgan Stanley Asset Management Inc. and     Karl O. Hartmann
Morgan Stanley & Co. Incorporated                       ASSISTANT SECRETARY
John D. Barrett II                                      Joanna M. Haigney
Chairman and Director,                                  TREASURER
Barrett Associates, Inc.                                Rene J. Feuerman
Gerard E. Jones                                         ASSISTANT TREASURER
Partner, Richards & O'Neil LLP
Andrew McNally IV
Chairman and Chief Executive Officer, Rand McNally
Samuel T. Reeves
Chairman of the Board and Chief Executive Officer,
Pinacle Trading L.L.C.
Fergus Reid
Chairman and Chief Executive Officer, LumeLite
Corporation
Frederick O. Robertshaw
Of Counsel, Copple, Chamberlin &
Boehm, P.C.

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INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
--------------------------------------------------------------------------------
DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1251 Avenue of the Americas
New York, New York 10020
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CUSTODIANS
The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, NY 11245

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11210
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LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
2000 One Logan Square
Philadelphia, Pennsylvania 19103
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INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

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For current performance, current net asset value, or for assistance with your account, please contact the Fund at (800) 548-7786. This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc.

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.
       P.O. Box 2798
       Boston, MA 02208-2798

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.

                            MUNICIPAL BOND PORTFOLIO
                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 1997

LETTER TO SHAREHOLDERS
-------

The Municipal Bond Portfolio seeks high current income consistent with preservation of principal through investment in a portfolio consisting primarily of intermediate and long-term investment grade municipal obligations, the interest on which is exempt from Federal income tax.

For the nine month and one year periods ended September 30, 1997, the Portfolio had total returns of 4.89% and 7.15%, respectively, for the Class A shares compared to total returns of 5.37% and 7.95%, respectively, for the Lehman 7-Year Municipal Bond Index (the "Index"). From inception on January 18, 1995 through September 30, 1997, the average annual total return for the Class A shares was 6.43% compared to 8.04% for the Index. As of September 30, 1997, the Portfolio had an SEC 30-day yield of 4.38% for the Class A shares.

PERFORMANCE COMPARED TO THE LEHMAN 7-YEAR MUNICIPAL BOND INDEX(1)
--------------------------------------------------------------------------------

                                             TOTAL RETURNS(2)
                                 -----------------------------------------
                                                ONE       AVERAGE ANNUAL
                                    YTD        YEAR       SINCE INCEPTION
                                 ---------  -----------  -----------------
PORTFOLIO--CLASS A.............       4.89%       7.15%           6.43%
INDEX..........................       5.37        7.95            8.04

1. The Lehman 7-Year Municipal Bond Index consists of investment grade bonds with maturities between 6-8 years, rated BAA or better. All bonds have been taken from issues of at least $50 million in size sold within the last five years.

2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

------------------------------

THE PERFORMANCE RESULTS PROVIDED ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YIELDS WILL FLUCTUATE AS MARKET CONDITIONS CHANGE.

During the third quarter, the U.S. tax-exempt bond market produced another strong showing. Despite considerable volatility within the quarter, municipal bond yields ended the quarter 20-30 basis points lower than where they started. The driving force behind the third quarter's favorable bond market returns has been the exceptional behavior of the major inflation measures. While economic growth has been relatively strong, no evidence of inflation has been present. Year-over-year changes in the core Consumer Price Index continued at 30-year lows, while the Producer Price Index extended its string of negative monthly readings to seven, before finally registering a positive change. The Federal Reserve responded favorably to this inflation environment by holding monetary policy steady at its July, August and September meetings.

In response to this stable Fed policy, interest rates fell substantially over the quarter. There was, however, considerable volatility on a month-to-month basis. Long Treasury bond yields fell almost 50 basis points in July, before rising 30 basis points in August, only to fall 20 basis points in September. In contrast to several recent periods in which strong economic growth caused rates to rise sharply, signs of strong growth in the third quarter had only a moderate and temporary impact on rates. Long rates fell more than short rates over the quarter, with the yield curve flattening by roughly 10 basis points. Long rates have been more responsive to declining inflation expectations, while short rates are limited by the 5.5% Federal Funds rate.

During the quarter, the municipal bond market did a fairly commendable job of keeping up with the solid performance of the U.S. Treasury market. Lower interest rates and a number of large deals that have been in the pipeline helped propel municipal bond volume up 18% in the first nine months of this year. Total new issue volume year-to-date exceeds $153 billion, the strongest nine month showing since 1993. Approximately one-third of the new issue supply is comprised of refunding bonds. This is due to issuers taking advantage of lower interest rates to refund high coupon bonds on a current basis or on a forward basis to coincide with first call dates coming up in 1998. Demand for municipal bonds kept right up with supply during the quarter, with many deals oversubscribed while being priced at very aggressive levels. Individuals and insurance companies continue to be the predominant buyers. Long-term bond fund managers, while not seeing much new subscription activity, were busy swapping out of older bonds with less desirable call features into new issues in an attempt to stabilize the duration of their portfolios. In a rallying bond market, long-term municipal bonds become priced to shorter calls, effectively reducing the duration of the entire portfolio. Long-term bond funds need to swap out of bonds with call dates beginning in 2001-2005 and into new issues with 10 year calls in order to maximize their total return performance. During the quarter, bonds with these shorter call dates were in plentiful supply, and the right name and structure provided a good buying opportunity to significantly pick-up yield in the current market environment.

The average maturity of the Portfolio is slightly longer than the Index, although the Portfolio is structured with a defensive bias. This can be partially attributed to a large number of seasoned holdings, bonds with premium coupons purchased during a higher interest rate environment. These bonds provide the Portfolio with a high level of current income but shorten in duration during bond market rallies. Bond purchases during the quarter were focused on AA-rated premium coupon bonds with first call dates in 2004-2005. These bonds provide the Portfolio with a good current yield and a significant pickup over bullet maturities in that range.

It has been a bumpy but generally favorable year thus far in the U.S. bond markets. Bond market performance for the remainder of 1997 will be influenced by factors external to the U.S. economy. The markets will be focusing on any hints of further policy direction by Federal Reserve Chairman Alan Greenspan; the conflicts in the Middle East and Southeast Asia and what their ramifications are for the U.S. economy; Japanese economic and governmental policy; and the ever evolving status of the single European currency--who's in, who's out, and how will it impact the U.S. dollar.

Lori A. Cohane
PORTFOLIO MANAGER

October 1997

INVESTMENTS (UNAUDITED)
----------
SEPTEMBER 30, 1997

     FACE
    AMOUNT                                                VALUE
     (000)                                                (000)
---------------                                         ---------
TAX-EXEMPT INSTRUMENTS (98.4%)
 FIXED RATE INSTRUMENTS (98.4%)
$           825    Albuquerque, New Mexico, General
                    Obligation Bonds, Series B,
                    4.70%, 7/01/98                      $     831
          1,500    Baltimore County, Maryland,
                    Consolidated Public Improvement,
                    General Obligation Bonds, 6.00%,
                    7/01/05                                 1,625
          1,000    California State, Department of
                    Water Revenue Bonds, Series Q,
                    6.00%, 12/01/10                         1,117
          1,920    City of Dallas, Texas, General
                    Obligation Bonds, 6.00%, 2/15/06        2,123
            100    Connecticut State, General
                    Obligation Bonds, Series A,
                    4.75%, 11/15/01                           102
            250    Connecticut State, General
                    Obligation Bonds, Series A,
                    9.875%, 3/01/01                           294
            250    Connecticut State, General
                    Obligation Bonds, Series C,
                    5.50%, 3/15/03                            264
            175    Connecticut State, General
                    Obligation Bonds, Series C,
                    6.15%, 11/15/03                           190
          1,500    Connecticut State, General
                    Obligation Bonds, Series E,
                    6.00%, 3/15/12                          1,661
          1,595    Connecticut State, Housing Finance
                    Authority Bonds, Series D-1,
                    6.20%, 5/15/17                          1,661
            400    De Kalb County, Georgia, Water &
                    Sewer Revenue Bonds, 7.00%,
                    10/01/06                                  408
          1,000    Delaware Transportation Authority,
                    Transportation System Revenue
                    Bonds, 6.50%, 7/01/11,
                    Prerefunded 7/01/01 at 102              1,097
            500    Fairfax County, Virginia, Water
                    Authority Revenue Bonds, 6.00%,
                    4/01/22, Prerefunded 4/01/07 at
                    102                                       560
            500    Fairfax County, Virginia, Water
                    Authority Revenue Bonds, 6.00%,
                    4/01/22                                   530
          1,500    Florida State Board of Education,
                    Capital Outlay, Public Education,
                    General Obligation Bonds, 6.40%,
                    6/01/19                                 1,619
          1,325    Fort Worth, Texas, Water & Sewer
                    Revenue Bonds, Series B, 5.875%,
                    2/15/00                                 1,378
          1,000    Georgia State, General Obligation
                    Bonds, Series A, 5.80%, 3/01/02         1,063
            500    Georgia State, General Obligation
                    Bonds, Series F, 6.50%, 12/01/06          575

     FACE
    AMOUNT                                                VALUE
     (000)                                                (000)
---------------                                         ---------
$         1,000    Gwinnett County, Georgia, General
                    Obligation Bonds, 6.00%, 1/01/11    $   1,069
          1,000    Hawaii State, General Obligation
                    Bonds, Series CJ, 6.20%, 1/01/12,
                    Prerefunded 1/01/05 at 100              1,105
            450    Houston, Texas, Water & Sewer
                    Systems, Series B, 6.25%,
                    12/01/05                                  502
          1,000    Kentucky State Housing Corp.,
                    Revenue Bonds, Series A, 6.00%,
                    7/01/10                                 1,037
          1,000    Maryland State Department of
                    Transportation, Construction
                    Revenue Bonds, Second Issue,
                    6.60%, 11/01/00                         1,057
          1,155    Maryland State Department of
                    Transportation, Construction
                    Revenue Bonds, Second Issue,
                    6.80%, 11/01/05, Prerefunded
                    11/01/99 at 102                         1,241
          1,000    Massachusetts State Consolidated
                    Loan, Series A, 7.50%, 3/01/03,
                    Prerefunded 3/01/00 at 102              1,096
            500    Massachusetts State Consolidated
                    Loan, Series A, 7.625%, 6/01/08,
                    Prerefunded 6/01/01 at 102                566
          1,625    Michigan State Housing Development
                    Authority, Revenue Bonds, Series
                    A, 6.75%, 12/01/14                      1,727
          1,590    Minnesota State Infrastructure
                    Development, General Obligation
                    Bonds, 6.80%, 8/01/03,
                    Prerefunded 8/01/00 at 100              1,704
          1,400    Mississippi State, General
                    Obligation Bonds, 6.00%, 2/01/09,
                    Prerefunded 2/01/05 at 100              1,528
          1,475    Montana State, General Obligation
                    Bonds, Long Range Building
                    Program, Series C, 6.00%, 8/01/13       1,560
          2,000    Municipal Assistance Corp. for
                    City of New York, NY, Revenue
                    Bonds, 6.00%, 7/01/04                   2,178
          1,000    New Castle County, Delaware,
                    General Obligation Bonds, 6.25%,
                    10/15/01                                1,076
          1,000    New Jersey State, General
                    Obligation Bonds, Series E,
                    5.50%, 7/15/02                          1,054
          1,475    Ohio State, General Obligation
                    Bonds, 6.65%, 8/01/05                   1,690
          1,000    Ohio State, Housing Finance
                    Agency, Residential Mortgage
                    Revenue Bonds, Series A-1, 6.20%,
                    9/01/14                                 1,058

     FACE
    AMOUNT                                                VALUE
     (000)                                                (000)
---------------                                         ---------
   FIXED RATE INSTRUMENTS (CONTINUED)
$         1,000    Orlando, Florida, Utilities
                    Commission Water & Electric,
                    Revenue Bonds, Series D, 6.75%,
                    10/01/17                            $   1,196
            300    Puerto Rico Commonwealth Highway &
                    Transportation Authority, Revenue
                    Bonds, Series T, 6.50%, 7/01/22,
                    Prerefunded 7/01/02 at 101.50             334
          1,000    Reedy Creek Improvement District,
                    Florida, Utility Revenue Bonds,
                    Series 91-1, 6.50%, 10/01/16,
                    Prerefunded 10/01/01 at 101             1,094
            600    Salt Lake City, Utah, General
                    Obligation Bonds, 6.375%, 6/15/11         634
          1,350    San Antonio, Texas, General
                    Obligation Bonds, 6.50%, 8/01/14,
                    Prerefunded 8/01/04 at 100              1,512
          1,000    Shelby County, Tennessee, General
                    Obligation Bonds, Series A,
                    5.50%, 3/01/08                          1,069
          1,250    Texas A & M University, Revenue
                    Bonds, Series B, 6.00%, 7/01/11         1,315
          1,500    Texas State, Public Finance
                    Authority, Series A, 5.95%,
                    10/01/15                                1,586
          1,000    Virginia Beach, Virginia, General
                    Obligation Bonds, 6.00%, 9/01/10        1,086
            500    Virginia State Housing Development
                    Authority, Commonwealth Mortgage
                    Revenue Bonds, Series B, 6.60%,
                    1/01/12                                   542
          1,000    Virginia State Housing Development
                    Authority, Commonwealth Mortgage
                    Revenue Bonds, Series B, 6.65%,
                    1/01/13                                 1,085
          1,000    Washington State, General
                    Obligation Bonds, Series B,
                    6.40%, 6/01/17                          1,141
            500    Washington Suburban Sanitary
                    District, General Obligation
                    Revenue Bonds, 6.50%, 11/01/05,
                    Prerefunded 11/01/01 at 102               551
          1,440    Wisconsin State, Clean Water
                    Revenue Bond, Series 1, 6.875%,
                    6/01/11                                 1,716
          1,115    Wisconsin State, General
                    Obligation Bonds, Series 2,
                    5.125%, 11/01/11                        1,140
                                                        ---------
TOTAL TAX-EXEMPT INSTRUMENTS (Cost $52,538)                54,347
                                                        ---------

                                                         AMOUNT
                                                          (000)
                                                        ---------
TOTAL INVESTMENTS (98.4%) (Cost $52,538)                $ 54,347
                                                        ---------
OTHER ASSETS AND LIABILITIES (1.6%)
  Other Assets                                               968
  Liabilities                                                (90)
                                                        ---------
                                                             878
                                                        ---------
NET ASSETS (100%)                                       $ 55,225
                                                        ---------
                                                        ---------
CLASS A:
NET ASSETS                                              $ 55,225
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 5,287,697 outstanding $0.001 par
  value shares (authorized 500,000,000 shares)
                                                          $10.44
                                                        ---------
                                                        ---------

----------------------------------
Prerefunded Bonds -- Outstanding bonds have been refunded to the first call date (prerefunded date) by the issuance of new bonds. Principal and interest are paid from monies escrowed in U.S. Treasury securities. Prerefunded bonds are generally re-rated AAA due to the U.S. Treasury escrow.